Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use	R$ 50,492,473	R$ 44,771,124	R$ 44,012,858
Average amortization rate	2.60%	2.80%	5.40%
Short-term contracts	R$ 5,000
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Amortization expenses		R$ 166,944
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Amortization expenses	2,715
Concession agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Right of use	154,449
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Right of use		338,740	R$ 374,679
U R A E 1 [Member]
IfrsStatementLineItems [Line Items]
Right of use	R$ 79,924,407
Leases Related To Concession Agreements And Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use		338,740
Program contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use		R$ 1,577,787